Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfIncomeCaptionsLineItems
Loss for the year	$ (361,893)	$ (5,820)	$ (10,599)
Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive (loss) / income from associates	(541)	35	(1,150)
Other comprehensive loss for the year, net of income tax	(33,293)	(25,020)	(248,585)
Total comprehensive loss for the year	(395,186)	(30,840)	(259,184)
Parent | Reportable legal entities
CondensedStatementOfIncomeCaptionsLineItems
Loss for the year	(251,026)	9,039	26,237
Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive (loss) / income from associates	(25,253)	(13,394)	(161,338)
Other comprehensive loss for the year, net of income tax	(25,253)	(13,394)	(161,338)
Total comprehensive loss for the year	$ (276,279)	$ (4,355)	$ (135,101)